Commitments and Contingencies - Future Minimum Rental Payments to be Received (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leased Assets [Line Items]
Lease Income	$ 441,200	$ 420,000
2026	388,100
2027	228,600
2028	176,700
2029	149,300
Lessor, Operating Lease, Payment to be Received, Year Five	96,300
Deferred revenue	29,300	34,733
Other liabilities – non-current	71,489	88,764
Head Lease Receipts
Operating Leased Assets [Line Items]
2026	21,242
2027	21,242
2028	22,280
2029	4,362
Total	69,126
Deferred revenue	3,700	3,700
Other liabilities – non-current	3,300	7,000
Sublease payments
Operating Leased Assets [Line Items]
2026	27,462
2027	27,462
2028	28,800
2029	5,655
Lessee, Operating Lease, Liability, to be Paid, Total	89,379
Operating lease, payments	$ 415,200	$ 387,600
Sublease payments | Teekay Tangguh Joint Venture
Operating Leased Assets [Line Items]
Operating lease, payments			$ 27,500	$ 23,900